Revenue attribution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Seajacks Business
Revenue from External Customer [Line Items]
Total revenues	$ 41,903	$ 0	$ 0
JAPAN
Revenue from External Customer [Line Items]
Total revenues	18,979
CHINA
Revenue from External Customer [Line Items]
Total revenues	16,050
Total Asia
Revenue from External Customer [Line Items]
Total revenues	35,029
NETHERLANDS
Revenue from External Customer [Line Items]
Total revenues	5,479
Total Europe [Member]
Revenue from External Customer [Line Items]
Total revenues	5,479
UNITED STATES
Revenue from External Customer [Line Items]
Total revenues	$ 1,395